Prospectus Supplement dated August 31, 2005 to:	228004 8/05

PUTNAM VARIABLE TRUST

Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entries with respect to Putnam VT Capital Appreciation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, and Putnam VT Investors Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund’s portfolio are replaced with the following:

PUTNAM VT CAPITAL APPRECIATION FUND
U.S. Core and U.S. Small- and Mid-Cap Core Teams
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
James C. Wiess	2004	Putnam Management 2000 – Present	Chief Investment Officer, U.S. Core Team Previously, Sr. Portfolio Manager
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Richard P. Cervone	2004	Putnam Management 1998 – Present	Portfolio Manager Previously, Analyst
Joseph P. Joseph	2000	Putnam Management 1994 – Present	Chief Investment Officer, Global Core Small Cap Previously, Director, Global Equity Research
James S. Yu	2003	Putnam Management 2002 – Present	Portfolio Manager
		John Hancock Funds Prior to Oct. 2002	Portfolio Manager
PUTNAM VT GLOBAL EQUITY FUND
Global Core Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Shigeki Makino	2002	Putnam Management 2000 – Present	Chief Investment Officer, Global Core Team Previously, Senior Portfolio Manager
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Mark A. Bogar	2002	Putnam Management 1998 – Present	Portfolio Manager, Sector Team Leader Previously, Analyst
David E. Gerber	2003	Putnam Management 1996 – Present	Portfolio Manager Previously, Portfolio Construction Specialist; Senior Portfolio Associate
Bradford S. Greenleaf	2004	Putnam Management 2004 – Present	Portfolio Manager
		Independence Investments Prior to Nov. 2003	Director of International Equities

PUTNAM VT GROWTH AND INCOME FUND
Large-Cap Value Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Hugh H. Mullin	1996	Putnam Management 1986-Present	Senior Portfolio Manager
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Joshua H. Brooks	2005	Putnam Management 2003 – Present	Deputy Head of Investments; Chief Investment Officer, Large Cap Equities Previously, Chief Investment Officer, U.S. Core and Core Equities Teams; Director, Global Equity Research
		Delaware Investment Advisors Prior to April 2003	Chief Investment Officer, Value Investing
David L. King	1992	Putnam Management 1983-Present	Senior Portfolio Manager
Christopher G. Miller	2000	Putnam Management 1998-Present	Senior Portfolio Manager Previously, Portfolio Manager; Quantitative Team Leader
PUTNAM VT HIGH YIELD FUND
Core Fixed-Income High-Yield Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
Paul D. Scanlon	2002	Putnam Management 1999 – Present	Team Leader, U.S. High Yield Previously, Portfolio Manager; Analyst
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Norman P. Boucher	2005*	Putnam Investments Limited 1998 – Present	Portfolio Manager Previously, Trader; Analyst
Geoffrey G. Kelley	2005	Putnam Management 1994 – Present	Portfolio Manager Previously, Quantitative Portfolio Specialist
Robert L. Salvin	2005	Putnam Management 2000 – Present	Portfolio Manager Previously, Analyst; Equity Capital Market Specialist
* Mr. Boucher also served from 2002-2004

PUTNAM VT INVESTORS FUND
U.S. Core Team
Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years
James C. Wiess	2002	Putnam Management 2000 – Present	Chief Investment Officer, U.S. Core Team Previously, Sr. Portfolio Manager
Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years
Richard P. Cervone	2002	Putnam Management 1998 – Present	Portfolio Manager Previously, Analyst
James S. Yu	2003	Putnam Management 2002 – Present	Portfolio Manager
		John Hancock Funds Prior to Oct. 2002	Portfolio Manager

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